11. SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2022
Notes
11. SEGMENTED INFORMATION

11.SEGMENTED INFORMATION

The Company has one reportable operating segment, that being the acquisition and exploration of mineral properties. Geographical information is as follows:

	September 30, 2022	September 30, 2020
Non-current assets
USA	$1,070,155	$1,203,216
Peru	41,186	466,288
Canada	6,050,080	6,102,589
	$7,161,421	$7,772,093